Average Annual Total Returns - Payden Global Low Duration Fund	Feb. 28, 2021
ICEBofA13YearUSCorporateGovernmentIndexThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	3.35%
5 Years	2.23%
10 Years	1.48%
Investor Class
Average Annual Return:
1 Year	3.14%
5 Years	2.40%
10 Years	2.05%
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	2.41%
5 Years	1.67%
10 Years	1.32%
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.87%
5 Years	1.57%
10 Years	1.30%